BANK LOANS - Calculation of bank loan (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Bank Loans [Abstract]
Short-term bank loans	$ 11,101	67,681	110,901
Long-term bank loans	31,998	195,087	165,406
Less: current portion	(11,101)	(67,681)	(110,901)
Long term loan, total	$ 31,998	195,087	165,406